:: Access One Trust :: Access Flex Bear High Yield Fund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Repurchase Agreements (19.5%)
	Principal Amount	Value
Canadian Imperial Bank of Commerce, 0.01%, 2/1/21, dated 1/31/21, with a repurchase price of $4,000 (Collateralized by $4,100 U.S. Treasury Notes, 0.25%, 5/31/25, total value $4,085)	$4,000	$4,000
Credit Agricole, 0.02%, 2/1/21, dated 1/31/21, with a repurchase price of $23,000 (Collateralized by $22,000 U.S. Treasury Notes, 2.25%, 11/15/24, total value $23,750)	23,000	23,000
HSBC Securities (USA), Inc., 0.01%, 2/1/21, dated 1/31/21, with a repurchase price of $11,000 (Collateralized by $12,000 U.S. Treasury Bills, 0.148%†, 1/27/22, total value $11,982)	11,000	11,000
RBC Capital Markets LLC, 0.01%, 2/1/21, dated 1/31/21, with a repurchase price of $6,000 (Collateralized by $6,200 U.S. Treasury Notes, 0.125%, 8/15/23, total value $6,198)	6,000	6,000
Societe' Generale, 0.01%, 2/1/21, dated 1/31/21, with a repurchase price of $36,000 (Collateralized by $33,500 U.S. Treasury Notes, 1.875 to 3.125%, 8/31/22 to 11/15/28, with an aggregate value of $36,792)	36,000	36,000
UMB Financial Corp., 0.01%, 2/1/21, dated 1/31/21, with a repurchase price of $8,000 (Collateralized by $6,000 Federal Farm Credit Banks, 2.37%, 2/5/24, total value $8,563)	8,000	8,000

TOTAL REPURCHASE AGREEMENTS
(Cost $88,000)		88,000

TOTAL INVESTMENT SECURITIES
(Cost $88,000) - 19.5%		88,000
Net other assets (liabilities) - 80.5%		363,012

NET ASSETS - (100.0%)		$451,012

†	Represents the effective yield or interest rate in effect at January 31, 2021.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	3	4/1/21	$(377,813)	$191

Centrally Cleared Swap Agreements

Credit Default Swap Agreements - Buy Protection(a)

Underlying Instrument	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at January 31, 2021(b)	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement; Series 35	Daily	5 .00%	12/20/25	3.21%	$400,000	$(32,184)	$(15,894)	$(16,290)	$72

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

:: Access One Trust :: Access Flex High Yield Fund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

U.S. Treasury Obligation (66.9%)

	Principal Amount	Value
U.S. Treasury Notes, 0.375%, 1/31/26	$13,450,000	$13,411,646
TOTAL U.S. TREASURY OBLIGATION
(Cost $13,414,273)		13,411,646

Repurchase Agreements (92.5%)
Canadian Imperial Bank of Commerce, 0.01%, 2/1/21, dated 1/31/21, with a repurchase price of $972,000 (Collateralized by $995,000 U.S. Treasury Notes, 0.25%, 5/31/25, total value $991,445)	972,000	972,000
Credit Agricole, 0.02%, 2/1/21, dated 1/31/21, with a repurchase price of $4,862,006 (Collateralized by $4,594,000 U.S. Treasury Notes, 2.25%, 11/15/24, total value $4,959,432)	4,862,000	4,862,000
HSBC Securities (USA), Inc., 0.01%, 2/1/21, dated 1/31/21, with a repurchase price of $2,500,002 (Collateralized by $2,554,000 U.S. Treasury Bills, 0.148%†, 1/27/22, total value $2,550,250)	2,500,000	2,500,000
RBC Capital Markets LLC, 0.01%, 2/1/21, dated 1/31/21, with a repurchase price of $1,389,001 (Collateralized by $1,417,400 U.S. Treasury Notes, 0.125%, 8/15/23, total value $1,416,831)	1,389,000	1,389,000
Societe' Generale, 0.01%, 2/1/21, dated 1/31/21, with a repurchase price of $7,986,008 (Collateralized by $7,896,200 U.S. Treasury Notes, 2.875% to 3.125%, 11/15/21 to 11/15/28, which has an aggregate value of $8,146,461)	7,986,000	7,986,000
UMB Financial Corp., 0.01%, 2/1/21, dated 1/31/21, with a repurchase price of $833,000 (Collateralized by $790,000 Federal Home Loan Banks, 2.875%, 12/21/23, total value $850,636)	833,000	833,000

TOTAL REPURCHASE AGREEMENTS
(Cost $18,542,000)		18,542,000

TOTAL INVESTMENT SECURITIES
(Cost $31,956,273) - 159.4%		31,953,646
Net other assets (liabilities) - (59.4)%		(11,904,541)

NET ASSETS - (100.0%)		$20,049,105

†	Represents the effective yield or interest rate in effect at January 31, 2021.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	3	4/1/21	$377,813	$43

Centrally Cleared Swap Agreements

Credit Default Swap Agreements - Sell Protection (a)

Underlying Instrument	Payment Frequency	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at January 31, 2021(b)	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement; Series 35	Daily	5 .00%	12/20/25	3.16%	$16,920,000	$1,361,394	$796,817	$564,577	$(3,762)

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.